Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Principal balances of outstanding borrowings under lines of credit with banks and financial institutions
Borrowings	$ 983	$ 1,195
Current borrowings	177	1,188
Non-current borrowings	806	7
BPI France
Principal balances of outstanding borrowings under lines of credit with banks and financial institutions
Borrowings	976	1,056
Other
Principal balances of outstanding borrowings under lines of credit with banks and financial institutions
Borrowings	$ 7	$ 139